Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Barter revenue			$ 10,700,000	$ 5,100,000	$ 8,300,000	$ 4,300,000
Sales and marketing expense					200,000	200,000
Net receivable					1,500,000
Bridge Loan proceeds					8,800,000
Cash received						1,100,000
Gain on forgiveness						$ 1,100,000
Insured amount	$ 250,000		250,000		$ 250,000,000
Advertising expenses	100,000	$ 100,000	100,000	$ 100,000
Impairments of goodwill			$ 0
Impairment losses	$ 0
Brand and trade names [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets usefule life	10 years		10 years
Content Creator [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets usefule life	1 year		1 year
Content Creator [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets usefule life	2 years		2 years
Barter [Member]
Summary of Significant Accounting Policies [Line Items]
Barter revenue	$ 3,100,000	$ 2,000,000
Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable percentage					83.00%	33.00%
LiveOne [Member]
Summary of Significant Accounting Policies [Line Items]
Net (payable) receivable	$ (500,000)		$ (500,000)		$ 1,500,000
Bridge Loan proceeds			$ 8,800,000
Computer Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years		3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years		5 years
Machinery [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Machinery [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives					5 years
Software Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Software Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives					5 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years		3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years		5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years		3 years